Derivative Instruments Accounted for at Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024, and 2023.

		December 31, 2023	December 31, 2024
		(in thousands)
	Fair Value Hierarchy Level	Fair Value Asset	Fair Value Asset
Interest rate swap agreement assets	Level 2	$14,674	$7,191